Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated Fair Value, Due in one year or less	$ 972
Estimated Fair Value, Due from one to five years	14,942
Estimated Fair Value, Due from five to ten years	38,313
Estimated Fair Value, Due over ten years	33,334
Total	187,475	186,962
Tax Equivalent Yield, Due in one year or less	5.98%
Tax Equivalent Yield, Due from one to five years	3.08%
Tax Equivalent Yield, Due from five to ten years	4.16%
Tax Equivalent Yield, Due over ten years	4.81%
Total	3.51%
Collateralized Mortgage Backed Securities [Member]
Total	$ 99,914	$ 111,197
Total	2.86%